Debt - Part-2 (Details) - USD ($)																										1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 30, 2025	Jun. 30, 2025	Jun. 10, 2025	Jun. 04, 2025	May 30, 2025	May 20, 2025	Dec. 24, 2024	Jun. 11, 2024	May 07, 2024	Apr. 04, 2024	Mar. 26, 2024	Feb. 28, 2024	Jan. 18, 2024	Jan. 11, 2024	Nov. 28, 2023	Nov. 08, 2023	Aug. 31, 2023	Aug. 10, 2023	May 30, 2023	Dec. 16, 2022	Oct. 31, 2022	Dec. 28, 2021	Aug. 25, 2021	Mar. 28, 2021	Jan. 11, 2021	Mar. 31, 2023	Jan. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 28, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 25, 2023
Debt [Line Items]
Issued principal amount																						$ 2,102,500
Amortized issuance cost																												$ 0	$ 0	$ 19,177	$ 15,825		$ 15,825	$ 128,583
Gross proceeds debt																														1,000,000
Gain loss on extinguishment of debt																														(689,411)	(1,587,862)			16,105
Convertible note payable								$ 250,000																						250,000	1,000,000		1,000,000	650,000
Convertible notes payable																												274,908		274,908				100,000
Payments loan payable																												$ 11,760,153		$ 11,760,153			11,983,137	15,076,588
Minimum percentage of net proceeds																												50.00%		50.00%
FSB Commercial Loans [Member]
Debt [Line Items]
Loan amount				$ 780,000												$ 375,000											$ 1,105,000						$ 1,105,000
Fixed interest rate				11.25%												8.50%					5.97%						4.35%						4.35%
Monthly payments of loan																$ 3,255
Issuance costs																$ 6,877				$ 5,077
Maturity date																Nov. 08, 2024
Interest rate																				6.50%
First Southern National Bank [Member]
Debt [Line Items]
Loan amount																				$ 568,000	$ 2,086,921
Monthly payments of loan																				2,830	23,138
Issuance costs																				$ 4,531	$ 25,575													6,877
Maturity date																				Dec. 16, 2025	Oct. 31, 2025				Aug. 31, 2024		Aug. 31, 2024						Aug. 31, 2024
Final monthly payment																					$ 1,608,530
Farmers National Bank of Danville Notes Payable [Member]
Debt [Line Items]
Adjustment for amortization																												$ 2,995	5,146
Amortized issuance cost																																	$ 6,206	7,152
Ushjo Commercial Loan [Member]
Debt [Line Items]
Adjustment for amortization																												4,415	0	$ 5,662	0
Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																										$ 650,000									$ 1,612,000
Maturity term																														5 years
Loan payable												$ 250,000
Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost										$ 20,000
Notes payable																												2,057,740		$ 2,057,740			$ 2,340,020
Convertible note payable percentage																														30.00%			30.00%
Original issue discount percentage																														50.00%			50.00%
Face value																												$ 1,000,000		$ 1,000,000			$ 1,000,000
Payments loan payable																																	$ 4,509,147	1,923,474
Conversion Price Debt [Member]
Debt [Line Items]
Increased the interest rate																		41.00%										150.00%		150.00%
Conversion price of the Notes																														75.00%
Kimball Carr [Member]
Debt [Line Items]
Loan payable																												$ 942,000		$ 2,774,400
One Investor [Member]
Debt [Line Items]
Convertible note payable					$ 204,700
Two Investor [Member]
Debt [Line Items]
Maturity date					Mar. 30, 2026
Convertible note payable					$ 92,000
Note To Diagonal Lending [Member]
Debt [Line Items]
Convertible note payable	$ 28,658
Interest payment	24,564
Note To Boot Capital [Member]
Debt [Line Items]
Convertible note payable	12,880
Interest payment	11,040
Promissory Note [Member]
Debt [Line Items]
Principal amount			$ 625,000
Original issue discount			125,000
Target Note			$ 500,000
Second Target Note [Member]
Debt [Line Items]
Principal amount		$ 625,000
Original issue discount		125,000
Target Note		$ 500,000
First Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Maturity date																											Jan. 25, 2024						Jan. 25, 2024
Monthly payments of loan																											$ 6,903						$ 6,903
Issuance costs																											13,264						13,264
Monthly payments																											$ 9,016						$ 9,016
Increased the interest rate																											8.15%						8.15%
Adjustment for amortization																														$ 8,886	$ 15,325
Amortized issuance cost																												$ 1,560	$ 1,560
First Commercial Loan [Member] | FSB Notes Payable [Member]
Debt [Line Items]
Amortized issuance cost																																	$ 19,053	14,611
Second Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																									$ 1,278,400		$ 1,278,400
Fixed interest rate																									4.35%		4.35%
Monthly payments of loan																									$ 13,157		$ 13,157
Issuance costs																									$ 10,085		$ 10,085
Maturity date																									Jan. 25, 2024		Jan. 25, 2024
Monthly payments																									$ 14,898		$ 14,898
Increased the interest rate																									8.15%		8.15%
Third Commercial Loan [Member]
Debt [Line Items]
Fixed interest rate																									5.05%
Maturity date														Sep. 11, 2021									Feb. 25, 2023				Sep. 11, 2021
Third Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																							$ 469,914		$ 450,000		$ 450,000									$ 469,914
Monthly payments of loan																									27,164		27,164
Issuance costs																									$ 753		$ 753
Third Commercial Loan [Member] | FSB [Member]
Debt [Line Items]
Fixed interest rate																											5.05%
Second Loan [Member]
Debt [Line Items]
Fixed interest rate																				6.50%	5.97%
Maturity date																					Oct. 31, 2042
Second Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Maturity date																Jan. 29, 2026
Second Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																				$ 640,000	$ 400,000
Monthly payments of loan																				$ 7,443	2,859
Issuance costs																					$ 3,277
Maturity date																				Dec. 16, 2025	Oct. 31, 2042
Third Loan [Member]
Debt [Line Items]
Fixed interest rate																				6.50%
Third Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																					$ 700,000
Fixed interest rate																					6.75%
Monthly payments of loan																					$ 6,903
Maturity date																				Dec. 16, 2025	Oct. 31, 2025
Final monthly payment																					$ 423,278
Third Loan [Member] | FSB Commercial Loans [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																					$ 700,000
Fixed interest rate																					6.75%
Monthly payments of loan																					$ 6,903
Maturity date																					Apr. 01, 2023
Final monthly payment																					$ 423,278
Separate Commercial Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Monthly payments of loan				$ 1												$ 1
Separate Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Monthly payments of loan																				$ 4,772
Issuance costs																				$ 4,531
Ushjo Commercial Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Maturity date				Jul. 01, 2026
Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																								$ 2,102,500		$ 650,000									$ 1,612,000
Discount price percentage																												25.00%		25.00%			25.00%
Maturity term																																	5 years
Amortized issuance cost																																	$ 0	7,996
Loan payable												250,000
Investor principal balance												$ 100,000
Percentage of accrued interest												6.00%
Securities Purchase Agreements [Member] | Note To Diagonal Lending [Member]
Debt [Line Items]
Convertible note payable	114,632
Securities Purchase Agreements [Member] | Note To Boot Capital [Member]
Debt [Line Items]
Convertible note payable	$ 51,520
Convertible Promissory Note [Member] | Convertible Debentures [Member]
Debt [Line Items]
Subordinated convertible promissory note percentage																								6.00%
Convertible Notes Payable [Member]
Debt [Line Items]
Maturity date								Feb. 11, 2025			Dec. 26, 2024
Convertible note payable								$ 250,000			$ 500,000
Convertible note payable percentage																														20.00%			20.00%
Conversion price per share (in Dollars per share)																														$ 0.03			$ 0.75
Convertible note payable increase percentage																														20.00%			20.00%
Fixed conversion price percentage																														20.00%			20.00%
Convertible notes payable																												$ 274,908		$ 274,908			$ 0
Payments loan payable																																	$ 392,857
Convertible Notes Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Convertible note payable percentage																														15.00%			15.00%
Loans Payable [Member]
Debt [Line Items]
Monthly payments of loan						$ 78,500	$ 71,995		$ 90,229									$ 76,071
Increased the interest rate							43.00%
Debenture issuance cost															$ 56,800
Amortized issuance cost																												$ 389,987		$ 923,215
Gross proceeds debt						550,000	$ 513,650		518,750	420,000			$ 549,185		$ 531,071			507,460	$ 1,050,000
Gain loss on extinguishment of debt						$ 689,411	546,356											441,618
Loss on debt							$ 546,356		$ 859,584				728,278					$ 441,618
Loans Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Monthly payments of loan										$ 21,600			$ 86,214						$ 57,346
Increased the interest rate						42.00%			49.00%	51.00%			52.00%		49.00%			41.00%	49.00%
Debenture issuance cost																			$ 50,000
Amortized issuance cost																																	$ 1,624,333	$ 671,719
Due payments period																			Jun. 06, 2023
Original issuance discount										$ 184,800									$ 441,000
Gain loss on extinguishment of debt													$ 728,278
Loss on debt															$ 485,436
Loans Payable [Member] | Debt Borrowing [Member]
Debt [Line Items]
Increased the interest rate							43.00%
Minimum [Member] | Promissory Note [Member]
Debt [Line Items]
Due and Payable and Issue Discount Increase																												20.00%		20.00%
Maximum [Member] | Promissory Note [Member]
Debt [Line Items]
Due and Payable and Issue Discount Increase																												40.00%		40.00%
Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																																$ 2,102,500
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Conversion shares (in Shares)																	598
Price per share (in Dollars per share)																	$ 3
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Conversion shares (in Shares)																	14,953
Price per share (in Dollars per share)																	$ 30
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Conversion shares (in Shares)																																	226,249
Converted amount																																	$ 1,357,143
IPO [Member]
Debt [Line Items]
Debenture issuance cost																	$ 448,429
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																												$ 40,000		$ 40,000
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount																	4,014,500
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount																	4,014,500
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount																	399,818
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount																	$ 399,818
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																																	$ 40,000
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share)																	$ 10,000
Conversion feature amount																	$ 1,569,395
IPO [Member] | Convertible Notes Payable [Member] | Convertible Debentures [Member]
Debt [Line Items]
Price per share (in Dollars per share)																	$ 40
Conversion feature amount																	$ 1,569,395